Annual Total Returns- Transamerica International Small Cap Value (Retail Class) [BarChart] - Retail Class - Transamerica International Small Cap Value - I	2014	2015	2016	2017	2018	2019	2020
Total	(6.28%)	7.95%	(0.85%)	30.47%	(16.26%)	25.48%	8.92%